Deconsolidation of Ruisha Technology - Schedule of Deconsolidation of Subsidiary (Parenthetical) (Detail)	1 Months Ended
Aug. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Share interest	48.20%